November 22, 1995


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Astra Institutional Trust
    File No. 33-44901


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at (302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures





U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549


RULE 24f-2 NOTICE


FOR

 Astra Institutional Trust
(Name of Registrant)

Securities Act of 1933 File No. 33-44901

 750 B Street, Suite 2350
 San Diego, CA  92101
(Address of Principal Executive Offices)


 All-Americas Government Income Trust
(Securities with Respect to which Notice is Filed)


1. The following information is set forth pursuant to the requirements of Rule 24f-2 (b) (1):

  (i)Fiscal year for which notice is filed:

     For the fiscal year ended 9/30/95.

 (ii)The number or amount of securities of the same class or series, if any, which had been registered under the
Securities Act
     of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

     None.

(iii)The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2.

     None.

 (iv)The number or amount of securities sold during such fiscal year.

     $10,647,895.


  (v)The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2*:

     $10,647,895.


2.An opinion of counsel with respect to the validity of the shares accompanies this notice.


3.Filing Fee with respect to shares specified in 1(v) above:

Filing fee  $0.


Dated: November 22, 1995


Astra Institutional Trust

By: John Elerding
    Secretary


(1) The actual aggregate sales price for which such shares were sold was $10,647,895. During the fiscal year ended September
30,
  1995, the actual aggregate redemption price of securities of the shares redeemed by the Registrant was $10,960,785. No portion of such aggregate redemption price has been applied by the registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to
Rule
  24f-2(c), the filing fee with respect to such shares is calculated as follows:

  $10,647,895 - $10,960,785 = ($312,890)   2900 = $0









JORDEN BURT BERENSON & JOHNSON LLP
Suite 400 East
1025 Thomas Jefferson Street, N.W.
Washington, DC  2007-0805
(202) 965-8100




November 22, 1995



Astra Institutional Trust
750 B Street, Suite 2350
San Diego, California  92101

Re: Astra Institutional Trust (on behalf of
    Astra All-Americas Government Income Trust)
    Registration Nos. 33-44901 and 811-6518

Gentlemen:

This opinion is furnished in connection with Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). We understand that, pursuant to Rule 24f-2 under the 1940 Act, Astra Institutional Trust (the "Trust") has registered an indefinite number of shares (the "Shares") of beneficial interest of the Trust having no par value, under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Trust is filing with the Securities and Exchange Commission (the "SEC") the Notice attached hereto making definite the registration of the Shares sold in reliance upon Rule 24f-2 during the fiscal year ended September 30, 1995.

In connection with rendering this opinion, we have reviewed certain documents with respect to the Trust, including the Trust's Agreement and Declaration of Trust as amended from time to time, Bylaws, minutes provided to us by the Trust, certain agreements provided to us by the Trust, and such other documents as we have deemed necessary and appropriate. We have assumed that all such documents are in full force and effect and have not been rescinded or modified. We have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies. We have assumed, without independent investigation or verification, the accuracy of all facts set forth in certificates executed by public officials and authorized representatives of the Trust and the accuracy of all facts set forth in oral or written statements made to us.

We have assumed the validity of all Trust actions represented to us as having been taken. We have also assumed substantial compliance by the Trust and its representatives with all applicable legal requirements to the extent necessary to validate the actions taken or intended to be taken in connection with the authorization, issuance, classification, designation, and other Trust actions with respect to the Shares described below. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to our attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

Based upon and subject to the foregoing, we are of the opinion that the Shares, which are the subject of the Notice filed with the SEC today, were legally issued, fully paid, and nonassessable.


We consent to the filing of this opinion with the Notice. This opinion is rendered solely in connection with the Trust's Rule 24f-2 Notice, dated November 22, 1995, and may not be relied upon for any other purposes without our written consent first had and obtained.

Very truly yours,

/s/JORDEN BURT BERENSON & JOHNSON LLP

JORDEN BURT BERENSON & JOHNSON LLP